CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 137,356	$ 117,287	$ 518,811	$ 498,700	$ 567,604
Cost of revenue	56,200	43,845	191,448	176,250	211,857
Gross profit	81,156	73,442	327,363	322,450	355,747
Operating expenses:
Sales and marketing	40,091	28,837	135,616	128,388	155,801
Research and development	31,406	21,674	96,627	87,866	96,012
General and administrative	24,951	16,754	88,206	80,564	92,018
Intangible asset amortization, exclusive of amounts included in cost of revenue	12,154	13,035	51,478	53,844	57,685
Total operating expenses	108,602	80,300	371,927	350,662	401,516
Loss from operations	(27,446)	(6,858)	(44,564)	(28,212)	(45,769)
Interest expense	(2,592)	(7,533)	(29,073)	(35,557)	(47,875)
Amortization of deferred financing costs and debt discount	(320)	(943)	(3,606)	(3,798)	(3,836)
Loss on extinguishment of debt			(7,159)
Loss on divestitures, net			0	(9,634)
Other income, net	260	273	5,367	1,333	(294)
Loss before income taxes	(30,098)	(15,061)	(79,035)	(75,868)	(97,774)
Provision for income taxes	1,291	1,500	7,044	7,865	(6,013)
Net loss	(31,389)	(16,561)	(86,079)	(83,733)	(91,761)
Other comprehensive loss:
Foreign currency translation gain/(loss)	131	(621)	(2,793)	1,165	1,376
Comprehensive loss	$ (31,258)	$ (17,182)	$ (88,872)	$ (82,568)	$ (90,385)
Basic and Diluted net loss per common share	$ (0.07)	$ (0.04)	$ (0.2)	$ (0.2)	$ (0.22)
Basic and Diluted weighted-average common shares outstanding	481,144,118	416,325,183	420,692,510	416,187,054	413,080,407